Statement of Changes in Shareholders' (Deficit) - USD ($)	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Jan. 19, 2014
Balance, Shares at Jan. 19, 2014
Equity compensation		3,000		3,000
Reorganization due to recapitalization	$ 38,037	(38,037)
Reorganization due to recapitalization, shares	38,037,120
Cash contribution		100		100
Imputed interest
Equity financing				3,000
Net loss			(3,095)	(3,095)
Balance at Jun. 30, 2014	$ 38,037	(34,937)	(3,095)	5
Balance, Shares at Jun. 30, 2014	380,371,20.
Equity compensation		579,000		579,000
Imputed interest		220		200
Equity with notes payable		71,000		71,000
Equity financing		50,000		579,000
Net loss			(697,205)	(697,205)
Balance at Jun. 30, 2015	$ 38,037	$ 665,283	$ (700,300)	3,020
Balance, Shares at Jun. 30, 2015	38,037,120
Cash contribution
Imputed interest
Net loss				(5,239,226)
Balance at Mar. 31, 2016				$ (5,581,527)